Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
IFRS Statement [Line Items]
Unrecognized deferred tax assets	$ 50,610
Taiwan [Member] | Expiration Year 2022 To 2026 [Member]
IFRS Statement [Line Items]
Deductible amount	103,870
Unrecognized deferred tax assets	$ 20,774
Expiration year	2022~2026
Taiwan [Member] | Expiration Year 2027 To 2031 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 107,909
Unrecognized deferred tax assets	$ 21,582
Expiration year	2027~2031
Hong Kong [Member]
IFRS Statement [Line Items]
Deductible amount	$ 1,818
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
U.S. [Member] | Expiration Year 2024 To 2041 [Member]
IFRS Statement [Line Items]
Deductible amount	$ 12,451
Unrecognized deferred tax assets	$ 3,510
Expiration year	2024~2041
Israel [Member]
IFRS Statement [Line Items]
Deductible amount	$ 19,975
Unrecognized deferred tax assets	$ 4,594
Expiration year	Indefinitely